INCOME TAX EXPENSE - Net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (4,725)
Credited (charged) to the income statement	5,104
Charged to OCI	(379)
Deferred tax liabilities		$ (4,725)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(20,255)	(16,378)
Credited (charged) to the income statement	1,804	(3,875)
Charged to OCI	(379)	(2)
Deferred tax liabilities	(18,830)	(20,255)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,534	13,284
Credited (charged) to the income statement	3,296	2,250
Deferred tax assets	18,830	15,534
Mineral Property Interest [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(10,036)	(7,919)
Credited (charged) to the income statement	1,212	(2,117)
Charged to OCI		0
Deferred tax liabilities	(8,824)	(10,036)
Mineral Property Interest [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,168	4,471
Credited (charged) to the income statement	(1,078)	697
Deferred tax assets	4,090	5,168
Inventories [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(113)	(113)
Credited (charged) to the income statement	(114)
Charged to OCI		0
Deferred tax liabilities	(227)	(113)
Loss Carryforward [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,563	7,265
Credited (charged) to the income statement	4,150	1,298
Deferred tax assets	12,713	8,563
Property, Plant And Equipments [Member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,094)	(2,062)
Credited (charged) to the income statement	(83)	(32)
Charged to OCI		0
Deferred tax liabilities	(2,177)	(2,094)
Property, Plant And Equipments [Member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	52	72
Credited (charged) to the income statement	(10)	(20)
Deferred tax assets	42	52
Decommissioning and Rehabilitation Provision [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,674	1,427
Credited (charged) to the income statement	33	247
Deferred tax assets	1,707	1,674
Other [member] | Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,012)	(6,284)
Credited (charged) to the income statement	789	(1,726)
Charged to OCI	(379)	(2)
Deferred tax liabilities	(7,602)	(8,012)
Other [member] | Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	77	49
Credited (charged) to the income statement	201	28
Deferred tax assets	$ 278	$ 77